Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Oil and gas revenue, net	$ 16,797,366	$ 9,375,029	$ 3,700,727
Cost and expenses
Production	4,365,710	3,567,875	2,617,118
Depletion	5,119,174	1,451,032	415,686
Depreciation	175,764	145,035	31,768
Accretion of asset retirement obligation	219,536	264,075	91,983
Stock-based compensation	2,397,261	2,118,917	336,366
General and administrative	7,294,972	6,397,500	3,162,934
Geological and geophysical expenses	706,410	636,248
Impairment of exploration and evaluation assets		3,101,343
Total expenses	20,278,827	17,682,025	6,655,855
Loss before other income (expenses)	(3,481,461)	(8,306,996)	(2,955,128)
Other income (expense)
Interest income	19,179	86,739	46,217
Finance cost	(2,249,055)	(79,693)	(302,413)
Foreign exchange gain (loss)	(10,990,604)	1,272,450	25,669
Gain (loss) on extinguishment accounts payable	(8,500)	97,051	(159,383)
Change in fair value of derivative liability	4,827	(686,504)	(1,590,762)
Loss on settlement agreement		(285,120)
Loss on write-off of notes and other receivables		(46,176)
Loss on impairment of assets held for sale	(1,556,787)
Loss on issuance of shares	(17,342)
Gain on net monetary position	18,984,099	1,826,495
Gain on sale of equipment	19,535		40,074
Gain on termination of lease	31,864
Other income	2,377		2,600
Total other income (expense)	4,239,593	2,185,242	(1,937,998)
Net income (loss) before taxes	758,132	(6,121,754)	(4,893,126)
Deferred tax expense	(1,860,326)
Net loss	(1,102,194)	(6,121,754)	(4,893,126)
Other comprehensive loss
Foreign currency translation	(8,954,840)	(3,636,492)	(357,240)
Comprehensive loss	$ (10,057,034)	$ (9,758,246)	$ (5,250,366)
Loss per share - basic	$ (0.01)	$ (0.10)	$ (0.15)
Loss per share - diluted	$ (0.01)	$ (0.10)	$ (0.15)
Weighted average shares outstanding - basic	81,084,843	62,491,482	31,633,222
Weighted average shares outstanding - diluted	81,084,843	62,491,482	31,633,222